Standardised Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Standardised Measure) (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Standardised measure	$ 9,152	$ 10,240	$ 8,242	$ 8,987
United States [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Standardised measure	3,590	5,257	3,466
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Standardised measure		$ 1,932	$ 1,962